Other Financial Liabilities - Schedule of Adjustments in Other Financial Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€) shares
Other Financial Liabilities
Granted during the period	755,750
Forfeited during the period	28,000
Exercised during the period
Expired during the period
Outstanding at the end of the period	727,750
Exercisable at the end of the period
Fair value at the end of the period | €	€ 183
Cost during the period | €	€ 183